Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Operating Activities:
Net earnings attributable to common shareowners	$ 760.9	$ 490.3	$ 883.8
Adjustments to reconcile net earnings to cash provided by operating activities:
Depreciation and amortization of property, plant and equipment	263.4	238.0	237.9
Amortization of intangibles	186.4	203.3	207.4
Inventory step-up amortization	0.0	15.4	6.3
Pretax loss (gain) on sales of businesses	6.3	(14.0)	(384.7)
Loss on debt extinguishment	(0.1)	20.6	45.5
Asset impairments	63.1	40.9	10.8
Stock-based compensation expense	57.1	66.4	89.7
Provision for doubtful accounts	22.1	13.7	11.3
Income tax settlements	(5.3)	0.9	(49.0)
Deferred tax expense (benefit)	42.4	(135.7)	(50.4)
Debt-fair value amortization	(1.1)	(5.1)	(18.3)
Other non-cash items	12.5	2.8	(28.5)
Changes in operating assets and liabilities:
Accounts receivable	81.6	11.3	(55.2)
Inventories	(175.9)	(101.9)	11.4
Accounts payable	71.7	105.0	109.1
Deferred revenue	12.8	(1.1)	(17.6)
Accrued expenses	59.7	(156.0)	24.2
Other current assets	25.8	13.5	(151.7)
Accrued expenses	(13.2)	(11.8)	(15.2)
Defined benefit liabilities	(155.0)	(110.2)	(107.0)
Other long-term liabilities	(58.5)	152.6	351.9
Other long-term assets	39.2	29.1	(145.5)
Net cash provided by operating activities	1,295.9	868.0	966.2
Investing Activities:
Capital expenditures	(291.0)	(340.3)	(372.9)
Proceeds from sales of assets	15.4	4.0	9.6
Business acquisitions, net of cash acquired	(3.2)	(933.9)	(707.3)
(Payments) proceeds from sales of businesses, net of cash sold	(3.9)	93.5	1,260.6
(Payments) proceeds for net investment hedge settlements	(61.4)	3.6	5.8
Other	(38.1)	(25.3)	(13.1)
Net cash (used in) provided by investing activities	(382.2)	(1,198.4)	182.7
Financing Activities:
Payments on long-term debt	(46.6)	(302.2)	(1,422.3)
Proceeds from debt issuance	0.0	726.7	1,523.5
Proceeds from (Repayments of) Short-term Debt	(391.0)	388.7	(19.0)
Stock purchase contract fees	(16.4)	(3.2)	(3.2)
Purchase of common stock for treasury	(28.2)	(39.2)	(1,073.9)
Forward stock purchase contract	0.0	18.8	0.0
Payment on forward share purchase contract	0.0	(350.0)	0.0
Net premium paid on equity option	0.0	(83.2)	(29.5)
Premium paid on debt extinguishment	0.0	(42.8)	(91.0)
Termination of interest rate swaps	(33.4)	0.0	(102.6)
Termination of forward starting interest rate swaps	0.0	0.0	58.2
Proceeds from issuances of common stock	71.3	154.6	126.4
Other	(321.3)	(312.7)	(304.0)
Proceeds from (Payments for) Other Financing Activities	(0.6)	0.0	0.0
Net cash (used in) provided by financing activities	(766.2)	155.5	(1,337.4)
Effect of exchange rate changes on cash	(147.1)	(44.9)	(2.4)
Increase (decrease) in cash and cash equivalents	0.4	(219.8)	(190.9)
Cash and cash equivalents, beginning of year	496.2	716.0	906.9
Cash and cash equivalents, end of year	$ 496.6	$ 496.2	$ 716.0